Business Combination - Summary of Business Combinations Unaudited Pro Froma Statements of Operations (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Net loss from consolidated statements of operations	$ (3,270,959)	$ (1,828,715)	$ (15,445,087)	$ (9,051,334)
AxoBio [Member]
Business Acquisition [Line Items]
Revenue included in discontinued operations in the consolidated statements of operations			4,456,816
Add: AxoBio revenue not reflected in the consolidated statements of operations		9,398,658	26,020,319	39,896,998
Unaudited pro forma revenue		9,398,658	30,477,135	39,896,998
Net loss from consolidated statements of operations		(1,828,715)	(15,445,087)	(9,051,334)
Add: AxoBio net income not reflected in the consolidated statements of operations		(2,636,041)	950,126	(7,949,016)
Unaudited pro forma net loss		$ (4,464,756)	$ (14,494,961)	$ (17,000,350)